Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	AQUILA NARRAGANSETT TAX-FREE INCOME FUND
Central Index Key	0000888955
Amendment Flag	false
Document Creation Date	Jul. 25, 2013
Document Effective Date	Jul. 26, 2013
Prospectus Date	Jul. 26, 2013